Goodwill (details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Reportable Segments [Member] Business and International Insurance [Member]	Dec. 31, 2012 Reportable Segments [Member] Business and International Insurance [Member]	Dec. 31, 2013 Reportable Segments [Member] Bond & Specialty Insurance [Member]	Dec. 31, 2012 Reportable Segments [Member] Bond & Specialty Insurance [Member]	Dec. 31, 2013 Reportable Segments [Member] Personal Insurance [Member]	Dec. 31, 2012 Reportable Segments [Member] Personal Insurance [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Nov. 01, 2013 Dominion [Member]	Dec. 31, 2013 Dominion [Member] Business and International Insurance [Member]	Nov. 01, 2013 Dominion [Member] Business and International Insurance [Member]
Goodwill by segment
Goodwill	$ 3,634	$ 3,365	$ 2,499	$ 2,230	$ 495	$ 495	$ 613	$ 613	$ 27	$ 27	$ 273	$ 268	$ 273